Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Statement [Abstract]
Revenue	$ 923,158	$ 121,618	$ 224,920
Costs of revenues	(401,785)	(17,113)	(50,155)
Gross profits	521,373	104,505	174,765
Expenses
Selling, general and administrative	(5,784,416)	(6,117,625)	(2,426,481)
Income/(loss) from operations	(5,263,043)	(6,013,120)	(2,251,716)
Other income	34,315	39,942	2,024
Share of gain / (loss) of an associate	1,573	(8,016)
Gain/(Loss) on change in fair value of convertible note liability			260,000
Gain on disposal of an associate	6,443
Goodwill written-off	(259,520)
Total other income/(loss)	(217,189)	31,926	262,024
Gain/(Loss) before income tax	(5,480,232)	(5,981,194)	(1,989,692)
Income tax
Non-controlling interest	11,474	12,193	8,907
Net gain/(loss)	(5,468,758)	(5,969,001)	(1,980,785)
Currency exchange gain/(loss)
Comprehensive gain/(loss)	$ (5,468,758)	$ (5,969,001)	$ (1,980,785)
Net Gain/(Loss) per share	$ (0.096)	$ (0.105)	$ (0.038)
Net Comprehensive Gain/(Loss) per share	$ (0.096)	$ (0.105)	$ (0.038)
Weighted average common shares outstanding	57,023,319	56,880,579	51,852,557